Inventories	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Disclosure of inventories [text block]

14 Inventories

	At 31 December
(in USD million)	2019	2018

Crude oil	2,137	1,173
Petroleum products	572	345
Natural gas	277	274
Other	377	351

Inventories	3,363	2,144

Other inventory consists mainly of drilling and well equipment.

The write-down of inventories from cost to net realisable value amounted to an expense of USD 147 million and USD 164 million in 2019 and 2018, respectively.